Voya Index Solution 2030 Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			14.82%	6.14%	7.88%
Performance Inception Date		Oct. 03, 2011
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class ADV | S&P Target Date 2030 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.13%	7.07%	8.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.35%	6.67%	8.42%
Performance Inception Date		Oct. 03, 2011
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class I | S&P Target Date 2030 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.13%	7.07%	8.41%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			15.09%	6.41%	8.15%
Performance Inception Date		Oct. 03, 2011
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S | S&P Target Date 2030 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.13%	7.07%	8.41%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			14.92%	6.25%	7.99%
Performance Inception Date		Oct. 03, 2011
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	11.72%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	2.01%
Class S2 | S&P Target Date 2030 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		15.13%	7.07%	8.41%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.